INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3         -   INVENTORIES

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)

Raw materials and components	-	$37
Finished products	$252	-
	$252	$37

*The inventory is presented as the lower price between the cost and the fair value (the selling price).